SHARE BASED COMPENSATION - Other Share Incentive Plan (Details)		12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2024 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation		$ 9,736,901		$ 10,147,362	$ 14,213,841
Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | ¥ / shares			¥ 0.0448
Weighted average period expected to be recognized for unrecognized share based compensation expense		1 year 8 months 12 days	1 year 8 months 12 days
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | $ / shares						$ 0.2184	$ 0.008
Total share based compensation	$ 800,000	$ 111,536		$ 612,686	$ 1,238,963
Total unrecognized share based compensation expense	$ 1,700,000
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 9 months 18 days	3 years 9 months 18 days
Employee Stock Option | Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation		$ 100,055	¥ 720,031
Total unrecognized share based compensation expense		$ 14,316						¥ 103,017